UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05820

Helios Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-497-3746

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.3%
U.S. Government Agency Collateralized Mortgage Obligations - 2.0%
Federal Home Loan Mortgage Corporation
Series 3617, Class C	4.50%	12/15/39	$2,255	$2,198,487
Federal National Mortgage Association
Series 2010-6, Class C [8]	4.50	02/25/40	953	951,831
Series 1997-79, Class PL	6.85	12/18/27	477	529,849
Series 1998-W6, Class B3 [1,5]	7.09	10/25/28	651	443,768

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $4,239,913)				4,123,935

U.S. Government Agency Pass-Through Certificates - 13.3%
Federal Home Loan Mortgage Corporation
Pool C53494	7.50	06/01/31	48	55,188
Pool C59641 [8]	8.00	10/01/31	342	402,748
Pool C58516	8.00	09/01/31	43	50,699
Pool C56878	8.00	08/01/31	114	134,386
Pool C55166	8.50	07/01/31	110	131,487
Pool C55167	8.50	07/01/31	72	86,300
Pool C55168	8.50	07/01/31	78	92,455
Pool C55169	8.50	07/01/31	66	79,088
Pool G01466 [8]	9.50	12/01/22	810	931,482
Pool 555538 [8]	10.00	03/01/21	453	496,460
Federal National Mortgage Association	5.00	TBA	7,200	7,538,623
Pool 555933 [8]	7.00	06/01/32	3,989	4,596,122
Pool 645912 [8]	7.00	06/01/32	880	1,011,157
Pool 645913 [8]	7.00	06/01/32	1,090	1,252,547
Pool 896391 [8]	7.50	06/01/36	782	889,890
Pool 885034	7.50	05/01/36	210	239,314
Pool 735576 [8]	7.50	11/01/34	1,523	1,761,760
Pool 255053 [8]	7.50	12/01/33	224	260,142
Pool 545990 [8]	7.50	04/01/31	1,548	1,785,849
Pool 827853	7.50	10/01/29	267	308,479
Pool 789284	7.50	05/01/17	183	186,678
Pool 784369	7.50	07/01/13	185	195,476
Pool 735800 [8]	8.00	01/01/35	906	1,054,135
Pool 398800	8.00	06/01/12	104	105,849
Pool 545436 [8]	9.00	10/01/31	427	503,104
Pool 852865 [8]	9.00	07/01/20	1,134	1,339,273
Pool 458132 [8]	9.34	03/15/31	1,328	1,569,143

Total U.S. Government Agency Pass-Through Certificates
(Cost - $25,304,981)				27,057,834

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $29,544,894)				31,181,769

ASSET-BACKED SECURITIES - 20.9%
Housing Related Asset-Backed Securities - 18.9%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65	05/15/21	6,148	5,145,065
ACE Securities Corp.
Series 2003-MH1, Class A4 [1,5]	6.50	08/15/30	763	827,855
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 [2,4,12]	0.43	03/25/36	746	588,708
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 [2,4,12]	0.38	10/25/36	1,174	979,067
Citicorp Residential Mortgage Securities, Inc.
Series 2007-1, Class A5 [3,6]	6.05/6.55	03/25/37	2,940	2,441,582
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	09/01/33	388	418,505

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 [2,4,12]	0.34%	06/25/37	$4	$3,666
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2 [3,12]	5.30/5.80	12/25/35	362	354,495
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-MH3, Class A [3]	6.70/7.20	12/25/31	298	308,035
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 [2,4,12]	0.42	11/25/36	2,215	932,761
Green Tree
Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	2,842	3,165,539
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	1,886	1,982,367
Series 1997-7, Class A7	6.96	07/15/29	1,489	1,592,973
Series 1997-6, Class A9	7.55	01/15/29	1,435	1,532,263
GSAMP Trust
Series 2007-NC1, Class A2A [2,4,12]	0.31	12/25/46	337	320,722
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV1 [2,4,12]	0.39	04/25/37	1,927	1,595,152
JP Morgan Mortgage Acquisition Corp.
Series 2006-CW2, Class AF5 [3,12]	6.34/6.84	08/25/36	311	177,270
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2 [2,4,12]	0.54	08/25/45	362	352,137
Mid-State Trust
Series 2010-1, Class M [1,5]	5.25	12/15/45	846	856,726
Series 2004-1, Class A [8]	6.01	08/15/37	939	959,503
Series 10, Class B	7.54	02/15/36	1,276	1,209,108
Series 2004-1, Class M2 [6]	8.11	08/15/37	1,880	1,990,532
Series 4, Class A [8]	8.33	04/01/30	854	883,124
Morgan Stanley ABS Capital I, Inc.
Series 2006-WMC2, Class A2C [2,4,12]	0.41	07/25/36	3,644	1,300,766
Series 2006-HE1, Class A3 [2,4,12]	0.44	01/25/36	1,003	948,001
Newcastle Investment Trust
Series 2010-MH1, Class A [1,5]	4.50	07/10/35	2,636	2,706,787
Option One Mortgage Loan Trust
Series 2005-4, Class A3 [2,4,12]	0.52	11/25/35	624	595,075
Renaissance Home Equity Loan Trust
Series 2007-3, Class AF3 [3,12]	7.24/7.74	09/25/37	804	466,732
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 [2,4,12]	0.42	10/25/36	2,624	1,722,598
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 [2,4,12]	0.31	10/25/36	103	102,938
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	09/07/31	2,000	1,919,624

Total Housing Related Asset-Backed Securities
(Cost - $40,501,187)				38,379,676

Non-Housing Related Asset-Backed Securities - 0.0%
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A [6,11]
(Cost $11,317 )	8.24	12/15/06	2,264	1

Franchise Securities - 0.0%
Franchisee Loan Receivable Trust
Series 1995-B, Class A [1,2,5,6]
(Cost $677,199 )	9.63	01/15/11	677	43,747

Collateralized Debt Obligations - 2.0%
Anthracite CDO I Limited
Series 2002-CIBA, Class CFL [1,2,5]
(Cost $5,000,000 )	1.51	05/24/37	5,000	4,000,000

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
TOTAL ASSET-BACKED SECURITIES
(Cost - $46,189,703)				$42,423,424

COMMERCIAL MORTGAGE-BACKED SECURITIES - 65.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust
Series 2005-1, Class A3 [1,5]	5.28%	08/10/35	$2,090	2,177,283
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AJ [2]	5.20	09/10/47	2,450	2,569,239
Series 2006-6, Class A4 [8]	5.36	10/10/45	2,290	2,439,422
Series 2006-2, Class J [1,5]	5.48	05/10/45	332	17,732
Series 2007-2, Class A4 [2,8]	5.69	04/10/49	3,680	3,948,747
Series 2007-2, Class K [1,2,5]	5.70	04/10/49	5,000	70,000
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H [1,2,5]	5.45	03/11/39	1,700	719,556
Series 2007-PW16, Class B [1,2,5]	5.72	06/11/40	2,970	2,087,883
Series 2007-PW16, Class C [1,2,5]	5.72	06/11/40	3,710	2,177,837
Series 2007-PW16, Class D [1,2,5]	5.72	06/11/40	2,590	1,347,577
Series 2007-PW17, Class AM [8]	5.92	06/11/50	3,980	4,124,725
Series 2007-T28, Class F [1,2,5]	5.99	09/11/42	250	106,281
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class AM [2,8]	5.70	12/10/49	4,810	4,998,932
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 [8]	5.32	12/11/49	4,350	4,584,891
Series 2006-CD2, Class J [1,2,5,6]	5.45	01/15/46	1,000	50,000
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 [1,5]	6.75	06/20/31	1,155	1,260,564
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class J [1,5]	4.65	11/15/37	1,000	270,982
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	684	2,736
Series 2006-C4, Class M [1,5]	5.15	09/15/39	754	1,885
Series 2006-C5, Class AM [8]	5.34	12/15/39	5,310	5,404,518
Series 2006-C5, Class AJ	5.37	12/15/39	15	14,047
Series 2006-C1, Class K [1,2,5]	5.44	02/15/39	4,715	1,438,075
Series 2006-C5, Class E	5.54	12/15/39	9,025	2,653,828
Series 2007-C2, Class A3 [8]	5.54	01/15/49	4,454	4,678,143
Series 2007-C3, ClassA4	5.52	06/15/39	410	436,493
Series 2010-RR1, Class 2B [1,5]	5.70	09/15/40	380	389,354
Series 2006-C3, Class AJ [2]	5.83	06/15/38	440	438,915
Series 2006-C4, Class K [1,2,5]	6.09	09/15/39	4,950	34,650
CW Capital Cobalt Ltd.
Series 2007-C3, Class AM [2]	5.82	05/15/46	590	600,047
Extended Stay America Trust
Series 2010-ESHA, Class D [1,5]	5.50	11/05/27	4,210	4,417,132
FREMF Mortgage Trust
Series 2010-K9, Class B [1,5]	5.16	09/25/45	3,790	3,739,403
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B	4.97	12/10/41	1,300	1,046,500
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 [8]	5.44	03/10/39	4,000	4,274,608
Series 2007-GG11, Class A4 [8]	5.74	12/10/49	4,170	4,469,848
Series 2006-GG7, Class AJ [2]	5.89	07/10/38	480	486,323
Series 2006-GG7, Class AM [2,8]	5.89	07/10/38	4,500	4,747,783
Series 2007-GG11, Class AJ [2]	6.00	12/10/49	160	148,553
Series 2007-GG11, Class E [2]	6.10	12/10/49	7,440	3,361,102
GS Mortgage Securities Trust
Series 2007-GG10, Class A4 [2]	5.81	08/10/45	4,788	5,114,752
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class G [1,2,5]	5.72	06/12/47	1,200	141,720
Series 2007-LD11, Class J [1,2,5]	5.82	06/15/49	511	25,550
Series 2007-LD11, Class K [1,2,5]	5.82	06/15/49	939	18,780
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class AM [8]	5.38	11/15/38	2,060	2,135,878

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-C1, Class A4 [8]	5.42%	02/15/40	$4,350	$4,667,315
Series 2007-C1, Class C	5.53	02/15/40	1,300	1,089,847
Series 2007-C1, Class D	5.56	02/15/40	240	179,418
Series 2002-C2, Class L [1,5,6]	5.68	07/15/35	5,300	5,035,000
Series 2007-C7, Class A3 [8]	5.87	09/15/45	3,110	3,356,278
LNR CDO V Limited
Series 2007-1A, Class F [1,2,5]	1.71	12/26/49	3,750	–
Morgan Stanley Capital I, Inc.
Series 2006-T21, Class H [1,2,5,6]	5.36	10/12/52	1,500	825,000
Series 2007-IQ13, Class A4 [8]	5.36	03/15/44	2,610	2,724,357
Series 2007-IQ13, Class AM [8]	5.41	03/15/44	3,270	3,305,316
Series 2006-IQ11, Class J [1,5]	5.53	10/15/42	256	4,864
Series 2007-HQ13, Class A3 [8]	5.57	12/15/44	4,528	4,814,215
Series 2007-T27, Class A4 [2,8]	5.65	06/11/42	3,610	3,932,868
Series 2007-IQ14, Class A4 [8]	5.69	04/15/49	4,950	5,243,456
Series 2006-HQ9, Class A4 [8]	5.73	07/12/44	2,170	2,363,380
Series 2008-T29, Class A4 [2,8]	6.28	01/11/43	2,000	2,229,430
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F [1,2,5,6]	5.94	11/13/36	2,148	2,019,120
Series 2003-TOP9, Class G [1,2,5,6]	6.21	11/13/36	3,412	3,104,920
Morgan Stanley Reremic Trust
Series 2010-GG10, Class A4B, [1,2,5]	5.81	08/15/45	860	894,449
Series 2009-GG10, Class A4B, [1,2,5]	5.81	08/12/45	300	312,017
Vornado DP LLC
Series 2010-VNO, Class D [1,5]	6.36	09/13/28	680	715,329
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H [1,2,5]	5.50	10/15/41	4,000	2,031,312
Series 2004-C14, Class G [1,2,5]	5.51	08/15/41	2,200	1,903,000

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $140,909,461)				133,923,165

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 21.5%
Subordinated Collateralized Mortgage Obligations - 21.5%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	589	598,113
Banc of America Funding Corp.
Series 2003-3, Class B4	5.47	10/25/33	585	409,984
Series 2003-3, Class B5	5.47	10/25/33	585	319,741
Series 2003-3, Class B6	5.47	10/25/33	587	34,270
Banc of America Mortgage Securities, Inc.
Series 2005-5, Class 30B4	5.50	06/25/35	745	75
Series 2005-5, Class 30B5	5.50	06/25/35	114	11
Series 2005-4, Class B4	5.50	05/25/35	495	4,977
Series 2007-4, Class B3 [2]	6.18	12/28/37	397	40
Chase Mortgage Finance Corp.
Series 2007-S2, Class 1A8	6.00	03/25/37	414	380,976
Citicorp Mortgage Securities, Inc.
Series 2007-8, Class 1A3	6.00	09/25/37	138	136,489
Series 2007-2, Class 1A3	6.00	02/25/37	1,513	1,484,737
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A [2,6]	5.85	03/25/37	438	408,078
Series 2006-AR6, Class 1A1 [2]	5.96	08/25/36	416	391,188
Series 2004-NCM2, Class 1CB2 [6]	6.75	08/25/34	64	66,011
Countrywide Alternative Loan Trust
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,267	1,019,828
Series 2007-11T1, Class A21	6.00	05/25/37	374	266,361
Series 2006-41CB, Class 2A14 [12]	6.00	01/25/37	889	715,630

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-28CB, Class 3A5 [6]	6.00%	08/25/35	$862	$804,411
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-J13, Class B3	5.23	01/25/34	322	142,641
Series 2003-J13, Class B4	5.23	01/25/34	483	147,968
Series 2003-J13, Class B5	5.23	01/25/34	192	12,506
Series 2007-5, Class A29	5.50	05/25/37	1,825	1,655,602
Series 2005-27, Class 2A1	5.50	12/25/35	800	727,526
Series 2003-57, Class B3	5.50	01/25/34	387	165,069
Series 2006-21, Class A11	5.75	02/25/37	1,190	1,033,417
Series 2007-14, Class A6	6.00	09/25/37	490	458,848
Series 2007-10, Class A5	6.00	07/25/37	1,800	1,489,500
Series 2008-2R, Class A1	6.00	12/25/36	367	355,742
Series 2006-1, Class A2	6.00	03/25/36	200	179,529
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3 [2]	0.76	06/25/30	131	67,720
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	1,403	1,319,129
Harborview Mortgage Loan Trust
Series 2005-9, Class B11 [1,2,4,5]	2.01	06/20/35	734	18,704
JP Morgan Mortgage Trust
Series 2003-A2, Class B4 [2,6]	3.44	11/25/33	306	175,865
Series 2006-S4, Class A6	6.00	01/25/37	21	20,887
Series 2006-S3, Class 1A10	6.50	08/25/36	1,511	1,362,393
Series 2006-S3, Class 1A12 [6]	6.50	08/25/36	177	171,016
Series 2006-S3, Class 1A30	6.50	08/25/36	329	311,090
RESI Finance LP
Series 2004-B, Class B5 [1,2,5]	1.81	02/10/36	2,388	1,409,017
Residential Accredit Loans, Inc.
Series 2007-QS6, A2 [2]	53.40	04/25/37	566	1,015,444
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25	02/25/34	447	325,792
Series 2004-S1, Class B3	5.25	02/25/34	102	30,609
Series 2003-S7, Class A7	5.50	05/25/33	1,036	1,066,192
Series 2003-S7, Class B2	5.50	05/25/33	402	186,780
Series 2003-S7, Class B3 [9]	5.50	05/25/33	540	105,206
Series 2003-S2, Class B1 [1,5]	5.75	02/25/33	182	112,626
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7 [1,2,5]	3.36	09/10/37	3,654	182,698
Series 2004-C, Class B7 [1,2,5]	3.76	09/10/36	1,103	598,060
Series 2003-D, Class B7 [1,2,5]	6.01	12/10/35	1,192	760,815
Series 2003-CB1, Class B8 [1,2,5]	7.01	06/10/35	969	709,882
Series 2004-A, Class B10 [1,2,5]	11.76	02/10/36	585	291,631
Structured Asset Securities Corp.
Series 2003-10, Class A	6.00	04/25/33	374	391,912
WaMu Mortgage Pass Through Certificates
Series 2007-HY3, Class 1A1 [2]	5.37	03/25/37	371	285,877
Series 2003-S1, Class B4 [1,5]	5.50	04/25/33	195	143,162
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-5, Class 3A3 [3]	6.22/6.72	07/25/36	958	577,166
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A1[2]	4.57	12/25/33	1,050	1,072,998
Series 2006-AR1, Class 2A2[2]	5.38	03/25/36	911	921,069
Series 2006-AR15, Class A1 [2,6]	5.42	10/25/36	1,126	1,038,423
Series 2007-12, Class A6	5.50	09/25/37	295	277,963
Series 2007-9, Class 1A3	5.50	07/25/37	338	314,494
Series 2007-4, Class A21	5.50	04/25/37	2,256	2,052,211
Series 2006-3, Class A11	5.50	03/25/36	2,437	2,405,492

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-18, Class 1A1	5.50%	01/25/36	$126	$120,625
Series 2004-6, Class B4	5.50	06/25/34	1,390	222,460
Series 2004-6, Class B5	5.50	06/25/34	837	58,572
Series 2004-6, Class B6	5.50	06/25/34	228	137
Series 2007-14, Class 1A1	6.00	10/25/37	1,085	1,055,772
Series 2007-13, Class A1	6.00	09/25/37	131	129,259
Series 2007-13, Class A7	6.00	09/25/37	994	964,860
Series 2007-11, Class A14[6]	6.00	08/25/37	1,111	1,072,938
Series 2007-10, Class 1A1	6.00	07/25/37	485	465,777
Series 2007-8, Class 1A22	6.00	07/25/37	201	189,846
Series 2007-8, Class 2A2	6.00	07/25/37	1,222	1,180,709
Series 2007-8, Class 2A9	6.00	07/25/37	524	505,154
Series 2007-7, Class A38[6]	6.00	06/25/37	594	577,318
Series 2007-7, Class A6	6.00	06/25/37	407	398,860
Series 2007-7, Class A7	6.00	06/25/37	350	333,111
Series 2007-6, Class A6	6.00	05/25/37	516	471,908
Series 2006-10, Class A19	6.00	08/25/36	465	460,400
Series 2006-8, Class A15	6.00	07/25/36	1,469	1,393,110
Series 2002-10, Class B6[6]	6.00	06/25/32	243	135,760
Series 2007-AR5, Class A1[2]	6.16	10/25/37	480	439,447
Series 2005-18, Class 2A10[2]	21.77	01/25/36	390	469,215

Total Subordinated Collateralized Mortgage Obligations
(Cost - $53,906,397)				43,776,829

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $53,906,397)				43,776,829

INTEREST ONLY SECURITIES - 2.6%
Commercial Mortgage Pass Through Certificates
Series 2001-J2A, Class EIO [1,2,5,10]	3.70	07/16/34	10,000	1,931,660
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 [1,2,5,10]	1.76	05/10/36	69,463	1,877,867
Vendee Mortgage Trust
Series 1997-2, Class IO [2,10]	0.06	06/15/27	20,424	51,469
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 [1,2,5,10]	1.53	11/15/34	69,672	1,378,952

Total INTEREST ONLY SECURITIES
(Cost - $5,177,984)				5,239,948

HIGH YIELD CORPORATE BONDS - 16.9%
Basic Industry - 2.4%
AK Steel Corp.	7.63	05/15/20	300	306,000
Arch Coal, Inc. [8]	8.75	08/01/16	300	334,875
Cascades, Inc.	7.88	01/15/20	350	365,312
CONSOL Energy, Inc. [1,5]	8.25	04/01/20	300	330,750
Domtar Corp. [8]	10.75	06/01/17	400	512,000
Georgia-Pacific LLC [8]	7.25	06/01/28	300	316,500
Huntsman International LLC	5.50	06/30/16	300	296,250
Nalco Co. [1,5]	6.63	01/15/19	300	310,125
PE Paper Escrow GmbH [1,5]	12.00	08/01/14	300	346,500
Solutia, Inc.	8.75	11/01/17	300	331,875
Steel Dynamics, Inc. [1,5]	7.63	03/15/20	300	322,500
Tembec Industries, Inc. [1,5]	11.25	12/15/18	300	331,500
United States Steel Corp. [8]	7.00	02/01/18	350	364,875
Westlake Chemical Corp. [8]	6.63	01/15/16	400	412,500

Total Basic Industry (Cost - $4,497,566)				4,881,562

Capital Goods - 1.5%
Associated Materials LLC [1,5]	9.13	11/01/17	300	324,375
BE Aerospace, Inc.	8.50	07/01/18	300	331,500
Bombardier, Inc. [1,5]	7.75	03/15/20	300	325,500

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Briggs & Stratton Corp.	6.88%	12/15/20	$200	$211,000
CNH American LLC	7.25	01/15/16	300	327,750
Coleman Cable, Inc.	9.00	02/15/18	300	312,750
Crown Cork & Seal Company, Inc.	7.38	12/15/26	300	297,750
Mueller Water Products, Inc.	7.38	06/01/17	150	146,250
Owens - Illinois, Inc. [8]	7.80	05/15/18	400	436,000
Terex Corp.	10.88	06/01/16	300	351,000

Total Capital Goods
(Cost - $2,857,529)				3,063,875

Consumer Cyclical - 1.8%
ACCO Brands Corp.	10.63	03/15/15	300	339,000
ACE Hardware Corp. [1,5,8]	9.13	06/01/16	400	430,000
American Axle & Manufacturing, Inc.	7.88	03/01/17	300	310,500
Collective Brands, Inc.	8.25	08/01/13	355	360,991
Ford Motor Credit Company LLC	8.00	12/15/16	300	339,799
Levi Strauss & Co.	7.63	05/15/20	300	310,500
Limited Brands, Inc. [8]	7.60	07/15/37	300	296,250
Phillips - Van Heusen Corp.	7.38	05/15/20	300	319,500
Tenneco, Inc. [1,5]	6.88	12/15/20	130	134,875
TRW Automotive, Inc. [1,5]	7.00	03/15/14	300	330,000
TRW Automotive, Inc. [1,5]	7.25	03/15/17	400	442,000

Total Consumer Cyclical
(Cost - $3,353,941)				3,613,415

Consumer Non - Cyclical - 1.3%
B&G Foods, Inc.	7.63	01/15/18	300	320,250
C&S Group Enterprises LLC [1,5]	8.38	05/01/17	300	303,000
Constellation Brands, Inc. [8]	7.25	05/15/17	400	430,000
Cott Beverages, Inc.	8.13	09/01/18	350	376,688
FGI Operating Co., Inc.	10.25	08/01/15	300	320,625
Jarden Corp.	7.50	05/01/17	300	319,125
Rite Aid Corp.	9.75	06/12/16	300	337,875
TreeHouse Foods, Inc. [8]	7.75	03/01/18	250	270,625

Total Consumer Non - Cyclical
(Cost - $2,549,158)				2,678,188

Energy - 3.1%
BreitBurn Energy Partners/BreitBurn Finance Corp. [1,5]	8.63	10/15/20	100	105,125
Calfrac Holdings LP [1,5]	7.50	12/01/20	300	307,500
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	300	330,750
El Paso Corp.	7.00	06/15/17	300	335,166
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	06/15/20	300	326,250
Frac Tech Services LLC/Frac Tech Finance, Inc. [1,5]	7.13	11/15/18	300	310,500
Frontier Oil Corp.	8.50	09/15/16	300	325,500
Hercules Offshore, Inc. [1,5]	10.50	10/15/17	250	248,125
Hilcorp Energy I LP/Hilcorp Finance Co. [1,5]	8.00	02/15/20	300	321,750
Linn Energy LLC/Linn Energy Finance Corp. [1,5]	8.63	04/15/20	300	334,500
McJunkin Red Man Corp. [1,5]	9.50	12/15/16	300	297,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [1,5,8]	8.88	03/15/18	435	474,150
Pioneer Natural Resources Co. [8]	6.65	03/15/17	300	324,108
Plains Exploration & Production Co. [8]	7.63	06/01/18	400	427,500
Precision Drilling Corp. [1,5]	6.63	11/15/20	300	309,750
Quicksilver Resources, Inc.	11.75	01/01/16	400	467,000
SESI LLC [8]	6.88	06/01/14	400	408,000
Trinidad Drilling Limited [1,5]	7.88	01/15/19	300	313,875
Whiting Petroleum Corp.	6.50	10/01/18	300	311,250

Total Energy
(Cost - $5,907,600)				6,277,799

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Media - 1.5%
American Reprographics Company [1,5]	10.50%	12/15/16	$190	$207,100
Cablevision Systems Corp. [8]	8.63	09/15/17	400	448,000
CCO Holdings LLC/Cap Corp. [8]	8.13	04/30/20	300	323,625
Deluxe Corp. [8]	7.38	06/01/15	400	417,000
DISH DBS Corp.	7.88	09/01/19	300	325,125
Insight Communications Co., Inc. [1,5]	9.38	07/15/18	355	391,388
Lamar Media Corp.	6.63	08/15/15	400	410,000
LIN Television Corp.	6.50	05/15/13	300	301,500
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	300	318,750

Total Media
(Cost - $2,966,671)				3,142,488

Services - 3.2%
AMC Entertainment, Inc.	8.75	06/01/19	400	429,500
ARAMARK Corp.	8.50	02/01/15	400	418,000
Avis Budget Car Rental LLC	9.63	03/15/18	300	335,250
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp. [1,5]	9.13	08/01/18	350	381,500
FireKeepers Development Authority [1,5]	13.88	05/01/15	250	297,813
FTI Consulting, Inc. [8]	7.75	10/01/16	300	314,625
HCA, Inc. [8]	9.25	11/15/16	250	270,000
Iron Mountain, Inc. [8]	8.38	08/15/21	500	553,125
Marina District Finance Co., Inc. [1,5,8]	9.88	08/15/18	300	312,750
MGM Mirage, Inc.	10.38	05/15/14	400	448,000
Pokagon Gaming Authority [1,5]	10.38	06/15/14	373	388,852
Pulte Group, Inc.	6.38	05/15/33	300	240,000
Royal Caribbean Cruises Ltd. [8]	7.25	06/15/16	300	322,500
Scientific Games Corp. [1,5]	8.13	09/15/18	450	479,250
Service Corp. International [8]	6.75	04/01/16	400	425,000
Standard Pacific Corp.	8.38	05/15/18	300	318,000
The Hertz Corp. [1,5]	7.50	10/15/18	300	317,625
United Rentals North America, Inc.	9.25	12/15/19	300	339,750

Total Services
(Cost - $6,209,119)				6,591,540

Technology & Electronics - 0.2%
Freescale Semiconductor, Inc. [1,5]
(Cost $304,711 )	9.25	04/15/18	300	334,500

Telecommunications - 1.5%
Cincinnati Bell, Inc.	8.25	10/15/17	260	262,600
Cincinnati Bell, Inc.	8.38	10/15/20	140	138,250
Frontier Communications Corp. [8]	7.13	03/15/19	300	312,000
Global Crossing Ltd.	12.00	09/15/15	300	344,250
Nextel Communications, Inc.	7.38	08/01/15	300	300,750
PAETEC Holding Corp.	8.88	06/30/17	300	325,500
Qwest Capital Funding, Inc. [8]	6.88	07/15/28	300	294,000
Sprint Capital Corp. [8]	8.75	03/15/32	400	416,000
TW Telecom Holdings, Inc.	8.00	03/01/18	190	203,775
Windstream Corp. [8]	7.00	03/15/19	400	400,000

Total Telecommunications
(Cost - $2,879,299)				2,997,125

Utility - 0.4%
Calpine Corp. [1,5]	7.25	10/15/17	300	314,250
Dynegy Holdings, Inc.	7.75	06/01/19	150	108,375
Edison Mission Energy	7.00	05/15/17	150	121,875

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
NRG Energy, Inc.	8.50%	06/15/19	$300	$319,500

Total Utility
(Cost - $822,321)				864,000

Total HIGH YIELD CORPORATE BONDS
(Cost - $32,347,915)				34,444,492

SHORT TERM INVESTMENTS - 0.1%
United States Treasury Bill [7,13]
(Cost $149,973 )	0.15	04/14/11	150	149,973

Total Investments - 143.1%
(Cost - $308,226,327)				291,139,600
Liabilities in Excess of Other Assets - (43.1)%				(87,617,707)

NET ASSETS - 100.0%				$203,521,893

See Notes to Portfolios of Investments.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2011, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$25,977,904	35.53%
Helios Total Return Fund, Inc.	69,177,915	33.99

2	—	Variable Rate Security - Interest rate shown is the rate in effect as of February 28, 2011.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 28, 2011, the total values of all such securities were:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$4,397,155	6.01%
Helios Total Return Fund, Inc.	19,959,722	9.81

7	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

8	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

9	—	Represents a class of subordinated mortgage-backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

10	—	Interest rate is based on the notional amount of the underlying mortgage pools.

11	—	Issuer is currently in default on its regularly scheduled interest payment.

12	—	Investment in subprime security. As of February 28, 2011, the total values of all such investments were:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$6,662,946	9.11%
Helios Total Return Fund, Inc.	11,155,718	5.48

13	—	Portion or entire principal amount delivered as collateral for open futures contracts.

TBA	—	To Be Announced.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent fair market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds adopted updated provisions surrounding fair value measurements and disclosures. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

The Funds have established methods of fair value measurements in accordance with accounting principles generally accepted in the United States of America. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	16,630,942	7,230,927	—	—	99,982	23,961,851
Level 3 - Significant Unobservable Inputs	—	8,968,643	51,160,689	17,832,180	—	77,961,512

Total	$16,630,942	$16,199,570	$51,160,689	$17,832,180	$99,982	$101,923,363

Liabilities	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$(51,840)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$(51,840)

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Total
Balance as of November 30, 2010	$10,945,811	$46,277,362	$12,980,059	$70,203,232
Accrued Discounts (Premiums)	43,655	119,947	(488,604)	(325,002)
Realized Gain (Loss)	(381,937)	362,409	(184,969)	(204,497)
Change in Unrealized Appreciation (Depreciation)	356,530	5,364,606	1,715,157	7,436,293
Net Purchases (Sales)	289,444	(963,635)	3,810,538	3,136,347
Transfers into Level 3	964,163	—	—	964,163
Transfers out of Level 3	(3,249,023)	—	—	(3,249,023)

Balance as of February 28, 2011	$8,968,643	$51,160,689	$17,832,181	$77,961,513

Change in unrealized gains or losses relating to assets still held at reporting date	$29,992	$4,589,062	$1,712,182	$6,331,236

*	Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non- Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	31,181,769	22,679,620	—	—	51,469	22,194,049	149,973	76,256,880
Level 3 - Significant Unobservable Inputs	—	19,743,804	133,923,165	43,776,829	5,188,479	12,250,443	—	214,882,720

Total	$31,181,769	$42,423,424	$133,923,165	$43,776,829	$5,239,948	$34,444,492	$149,973	$291,139,600

Liabilities	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$(218,308)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$(218,308)

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2010	$17,299,132	$125,341,550	$35,271,080	$5,944,974	$8,732,050	$192,588,786
Accrued Discount (Premium)	41,453	576,760	(592,937)	(589,746)	(2,080)	(566,550)
Realized Gain (Loss)	(753,306)	(1,754,462)	(178,346)	24,112	(5,738)	(2,667,740)
Change in Unrealized Appreciation (Depreciation)	2,277,765	11,223,724	3,058,858	(113,153)	428,481	16,875,675
Net Purchases (Sales)	743,111	(1,476,682)	6,218,174	(43,645)	667,068	6,108,026
Transfers into Level 3	1,928,326	12,275	—	—	2,430,662	4,371,263
Transfers out of Level 3	(1,792,677)	—	—	(34,063)	—	(1,826,740)

Balance as of February 28, 2011	$19,743,804	$133,923,165	$43,776,829	$5,188,479	$12,250,443	$214,882,720

Change in unrealized gains or losses relating to assets still held at reporting date	$1,565,304	$8,980,258	$2,599,055	$(113,997)	$433,467	$13,464,087

*	Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

For the period ending February 28, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at February 28, 2011 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$117,542,901	$9,573,834	$(25,193,372)	$(15,619,538)
Helios Total Return Fund, Inc.	308,226,327	25,581,558	(42,668,285)	(17,086,727)

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At February 28, 2011, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$943,000	BNP Paribas, 0.30%, dated 02/09/11, maturity date 03/10/11	$943,220
1,445,000	Credit Suisse, 0.32%, dated 01/11/11, maturity date 04/13/11	1,446,182
1,549,000	Credit Suisse, 1.50%, dated 01/11/11, maturity date 04/13/11	1,554,938
4,735,000	Credit Suisse, 1.50%, dated 01/12/11, maturity date 04/19/11	4,753,940
857,475	Credit Suisse, 1.75%, dated 02/16/11, maturity date 05/16/11	861,185
1,792,315	Credit Suisse, 1.75%, dated 02/24/11, maturity date 05/25/11	1,800,156
11,159,000	Goldman Sachs, 0.30%, dated 01/12/11, maturity date 03/10/11	11,164,301
4,699,371	JP Morgan Chase, 1.30%, dated 01/12/11, maturity date 04/19/11	4,715,700
1,395,511	JP Morgan Chase, 1.31%, dated 02/16/11, maturity date 05/16/11	1,400,043
3,333,631	JP Morgan Chase, 1.71%, dated 02/16/11, maturity date 05/16/11	3,347,753

$31,909,303	Maturity Amount, Including Interest Payable	$31,987,418

	Market Value of Assets Sold Under Agreements	$37,277,788

	Weighted Average Interest Rate	1.00%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$218,400	Barclays, 0.25%, dated 02/22/11, maturity date 03/22/11	$218,442
3,134,044	Barclays, 1.00%, dated 02/22/11, maturity date 03/22/11	3,136,481
1,355,435	Barclays, 1.00%, dated 02/23/11, maturity date 03/23/11	1,356,490
1,746,056	Barclays, 1.00%, dated 02/24/11, maturity date 03/24/11	1,747,414
3,633,178	Barclays, 1.31%, dated 02/17/11, maturity date 05/17/11	3,644,976
5,209,411	Barclays, 1.81%, dated 02/17/11, maturity date 05/17/11	5,232,767
2,290,144	Barclays, 2.06%, dated 02/17/11, maturity date 05/17/11	2,301,828
7,344,000	Credit Suisse, 0.32%, dated 01/11/11, maturity date 04/13/11	7,350,006
13,206,000	Credit Suisse, 1.50%, dated 01/12/11, maturity date 04/19/11	13,258,824
1,315,350	Credit Suisse, 1.75%, dated 02/16/11, maturity date 05/16/11	1,321,041
1,480,598	Credit Suisse, 1.75%, dated, 02/24/11, maturity date 05/25/11	1,487,075
9,499,000	Goldman Sachs, 0.30%, dated 01/12/11, maturity date 03/10/11	9,503,512
1,013,000	Goldman Sachs, 0.35%, dated 02/07/11, maturity date 03/10/11	1,013,305
479,925	JP Morgan Chase, 0.96%, dated 02/22/11, maturity date 03/22/11	480,283
749,531	JP Morgan Chase, 0.96%, dated 02/23/11, maturity date 03/23/11	750,091
20,205,798	JP Morgan Chase, 1.30%, dated 01/12/11, maturity date 04/19/11	20,276,006
3,093,309	JP Morgan Chase, 1.30%, dated 01/13/11, maturity date 04/19/11	3,104,057
9,467,263	JP Morgan Chase, 1.71%, dated 02/16/11, maturity date 05/16/11	9,507,367

$85,440,442	Maturity Amount, Including Interest Payable	$85,689,965

	Market Value of Assets Sold Under Agreements	$104,186,966

	Weighted Average Interest Rate	1.21%

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

The average daily balances of reverse repurchase agreements outstanding during the period ended February 28, 2011, was approximately $30,363,171 at a weighted average interest rate of 0.94% for Helios Strategic Mortgage Income Fund and approximately $82,198,840 at a weighted average interest rate of 1.19% for Helios Total Return Fund.

The maximum amounts of reverse repurchase agreements outstanding at any time during the period was $31,939,656, which was 30.89% of total assets for Helios Strategic Mortgage Income Fund, and $85,527,816, which was 29.63% of total assets for Helios Total Return Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of February 28, 2011, the following futures contracts were outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 28, 2011	Unrealized Depreciation
$4,000,000	5 Year U.S. Treasury Note	June 2011	$4,664,700	$4,677,500	$(12,800)
12,200,000	10 Year U.S. Treasury Note	June 2011	14,484,679	14,523,719	(39,040)

$16,200,000			$19,149,379	$19,201,219	$(51,840)

Helios Total Return Fund, Inc.

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 28, 2011	Unrealized Depreciation
$36,900,000	5 Year U.S. Treasury Note	June 2011	$43,028,975	$43,149,938	$(120,963)
26,600,000	10 Year U.S. Treasury Note	June 2011	31,581,349	31,666,469	(85,120)
2,900,000	30 Year U.S. Treasury Note	June 2011	3,477,744	3,489,969	(12,225)

$66,400,000			$78,088,068	$78,306,376	$(218,308)

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements.

This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at February 28, 2011 were as follows:

Helios Strategic Mortgage Income Fund, Inc.

Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$2,000,000	$2,076,563

Helios Total Return Fund, Inc.

Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$21,600,000	$22,343,063

Sales:

Security Name	Interest Rate	Principal Amount	Current Receivable
Federal National Mortgage Association	5.00%	$14,400,000	$14,880,375

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933, as amended (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2011, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the valuation of investment and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.59%	09/10/45	04/06/06	$1,027,040	$132,365	0.18%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,582,676	42,000	0.06
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	972,601	9,579	0.01
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.45	03/11/39	03/08/06	1,046,762	465,595	0.64
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.72	06/11/40	09/22/10	285,301	473,473	0.65
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.45	01/15/46	02/27/06	975,622	50,000	0.07
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class J	5.81	12/10/49	12/17/10	87,920	112,000	0.15
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.44	02/15/39	03/07/06	2,172,579	719,190	0.98
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.09	09/15/39	09/21/06	3,094,859	20,790	0.03
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	478,458	2,052	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	513,465	1,413	0.00
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.46	07/25/35	06/28/05	160,644	4	0.00
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.01	06/20/35	10/03/07	376,810	11,194	0.02
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.72	06/12/47	10/11/07	518,863	70,860	0.10
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	1,783,118	37,580	0.05

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

Helios Strategic Mortgage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Morgan Stanley Capital I, Inc. Series 2004-HQ4, Class G	5.35%	04/14/40	03/01/06	$982,221	$566,703	0.78%
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class B	5.52	03/15/44	01/07/11	453,238	490,200	0.67
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class C	5.56	03/15/44	01/07/11	244,831	275,100	0.38
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	7.01	06/10/35	12/22/04	484,628	354,941	0.49
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.76	02/10/36	03/09/04	334,430	166,646	0.23
Resix Finance Limited Credit-Linked Notes Series 2004-B, Class B9	8.51	02/10/36	05/21/04	837,130	410,863	0.56
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.76	09/10/36	09/23/04	735,079	398,707	0.54
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.36	09/10/37	09/09/05	1,826,983	91,349	0.12
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class F	5.24	07/15/42	10/15/10	988,968	1,499,076	2.05
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,547,911	17,880	0.02

					$6,419,560	8.78%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48%	05/10/45	06/12/06	$301,163	$17,732	0.01%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	4,304,460	70,000	0.03
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.45	03/11/39	03/08/06	1,617,929	719,556	0.35
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.72	06/11/40	09/22/10	812,012	1,347,577	0.66
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	5.99	09/11/42	10/11/07	226,471	106,281	0.05
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.45	01/15/46	02/27/06	975,622	50,000	0.03
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class J	4.65	11/15/37	12/16/04	925,578	270,982	0.13
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.44	02/15/39	03/07/06	4,344,236	1,438,075	0.71

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2011

Helios Total Return Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.09%	09/15/39	09/21/06	$5,158,098	$34,650	0.02%
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	637,944	2,736	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	685,225	1,885	0.00
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	553,166	443,768	0.22
Franchisee Loan Receivable Trust Series 1995-B, Class A	9.63	01/15/11	12/20/95	677,199	43,747	0.02
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.01	06/20/35	10/03/07	629,590	18,704	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.72	06/12/47	10/11/07	1,037,725	141,720	0.07
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	5.82	06/15/49	06/28/07	484,424	25,550	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	891,085	18,780	0.01
LNR CDO V Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	3,750,000	—	0.00
Morgan Stanley Capital I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	234,259	4,864	0.00
Morgan Stanley Capital I, Inc. Series 2006-T21, Class H	5.36	10/12/52	04/06/06	1,401,794	825,000	0.41
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	7.01	06/10/35	12/22/04	974,101	709,882	0.35
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	6.01	12/10/35	11/19/03	1,191,939	760,815	0.37
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.76	02/10/36	03/09/04	585,252	291,631	0.14
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.76	09/10/36	09/23/04	1,102,618	598,060	0.30

					$7,941,995	3.90%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS TOTAL RETURN FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: April 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: April 6, 2011

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: April 6, 2011